Related Party Transactions and Balances (Details) - Schedule of Amount Due from and Due to Related Parties - Related Party Transactions and Balances [Member] - USD ($)		Mar. 31, 2023	Sep. 30, 2022
Related Party Transaction [Line Items]
Amount due from related parties - non-current		$ 7,766,763	$ 9,418,674
Amount due to related parties		1,466,115	591,638
Shandong Xingneng’an New Energy Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties - current	[1],[2]	3,530,483	3,829,335
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties - current	[2]	2,873,972	3,445,715
Shenzhen Star Cycling Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties - current	[2]	670,580	1,072,945
Jiangsu Youdi Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties - current	[1],[2]	389,469	372,733
Jiangsu Xinzhongtian Suye Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties - current	[2]	273,504	452,048
Beijing Weiqi Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties - current	[3]	27,671	26,715
Jianhui Ye [Member]
Related Party Transaction [Line Items]
Amount due from related parties - current	[4]	1,084	4,742
Shuang Wu [Member]
Related Party Transaction [Line Items]
Amount due from related parties - current	[4]		214,441
Amount due to related parties	[5]	116,539
Huiyan Xie [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[5]	1,065,183	477,335
Feng Xiao [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[5]	141,664
Nanjing Mingfeng Technology Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[6]	75,460	82,717
Yan Fang [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[5]	66,323	30,672
Shenzhen Star Asset Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[6]	$ 946	$ 914

[1]	The balance mainly is loans with annual interest as stated in contracts to associates.
[2]	The balance mainly is prepayments for purchasing e-bicycle gears and e-bicycles.
[3]	The balance represented the receivable generated from the sales of e-bicycles.
[4]	The balance mainly is advances made to the managements for the Company’s daily operational purposes.
[5]	The balances mainly are the expenses paid on behalf of the Company for daily operations.
[6]	The balances are the payable for purchasing e-bicycles.